Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Details) - Allowance for Loan Losses by Portfolio Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	$ 15,597		$ 18,340	$ 15,676		$ 20,818	$ 20,818		$ 31,084
ALLL Balances, Individually evaluated for impairment	1,910			1,910			1,565		3,293
ALLL Balances, Collectively evaluated for impairment	11,339			11,339			14,111		17,525
ALLL Balances, Ending balance	13,249		17,264	13,249		17,264	15,676		20,818
Loan Balances, Individually evaluated for impairment	13,997	[1]		13,997	[1]		24,640	[1],[2]	39,161	[2]
Loan Balances, Collectively evaluated for impairment	331,008	[1]		331,008	[1]		328,552	[1],[2]	313,525	[2]
Loan Balances, Ending balance	345,005	[1],[3]		345,005	[1],[3]		353,192	[1],[3]
Provision charged to expense			6			22	22		859
Losses charged off	(2,956)		(1,209)	(3,202)		(4,473)	(6,270)		(11,977)
Recoveries	608		127	775		897
Balance	13,249		17,264	13,249		17,264	15,676		20,818
One-to-Four-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	6,778		6,447	5,099		6,999	6,999		5,440
ALLL Balances, Individually evaluated for impairment	402			402			275		305
ALLL Balances, Collectively evaluated for impairment	5,749			5,749			4,824		6,001
ALLL Balances, Ending balance	6,151		6,633	6,151		6,633	5,099		6,999
Loan Balances, Individually evaluated for impairment	6,119	[1]		6,119	[1]		8,142	[1],[2]	13,085	[2]
Loan Balances, Collectively evaluated for impairment	133,018	[1]		133,018	[1]		149,794	[1],[2]	170,073	[2]
Loan Balances, Ending balance	139,137	[1],[3]		139,137	[1],[3]		157,936	[1],[3]
Provision charged to expense	22		756	1,746		622	(340)		3,993
Losses charged off	(662)		(617)	(747)		(1,053)	(1,620)		(3,177)
Recoveries	13		47	53		65
Balance	6,151		6,633	6,151		6,633	5,099		6,999
Multifamily Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,074		1,398	1,319		2,654	2,654		6,581
ALLL Balances, Individually evaluated for impairment									703
ALLL Balances, Collectively evaluated for impairment	580			580			1,319		1,951
ALLL Balances, Ending balance	580		886	580		886	1,319		2,654
Loan Balances, Individually evaluated for impairment		[1]			[1]		3,459	[1],[2]	8,133	[2]
Loan Balances, Collectively evaluated for impairment	19,775	[1]		19,775	[1]		17,331	[1],[2]	12,343	[2]
Loan Balances, Ending balance	19,775	[1],[3]		19,775	[1],[3]		20,790	[1],[3]
Provision charged to expense	382		(512)	137		(788)	(355)		(1,132)
Losses charged off	(876)			(876)		(997)	(997)		(2,795)
Recoveries						17
Balance	580		886	580		886	1,319		2,654
Nonfarm Nonresidential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	5,341		6,230	6,949		7,316	7,316
ALLL Balances, Individually evaluated for impairment	1,041			1,041			778
ALLL Balances, Collectively evaluated for impairment	3,394			3,394			6,171
ALLL Balances, Ending balance	4,435		7,688	4,435		7,688
Loan Balances, Individually evaluated for impairment	4,358	[1]		4,358	[1]		8,472	[1]
Loan Balances, Collectively evaluated for impairment	146,584	[1]		146,584	[1]		129,542	[1]
Loan Balances, Ending balance	150,942	[1],[3]		150,942	[1],[3]		138,014	[1],[3]
Provision charged to expense	(532)		1,939	(2,006)		2,589
Losses charged off	(874)		(505)	(1,008)		(2,241)
Recoveries	500		24	500		24
Balance	4,435		7,688	4,435		7,688
Construction and Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,190		3,616	1,130		2,651	2,651
ALLL Balances, Individually evaluated for impairment	461			461			130
ALLL Balances, Collectively evaluated for impairment	752			752			1,000
ALLL Balances, Ending balance	1,213		1,584	1,213		1,584
Loan Balances, Individually evaluated for impairment	3,481	[1]		3,481	[1]		4,133	[1]
Loan Balances, Collectively evaluated for impairment	10,762	[1]		10,762	[1]		10,418	[1]
Loan Balances, Ending balance	14,243	[1],[3]		14,243	[1],[3]		14,551	[1],[3]
Provision charged to expense	114		(2,006)	91		(1,747)
Losses charged off	(115)		(37)	(115)		(37)
Recoveries	24		11	107		717
Balance	1,213		1,584	1,213		1,584
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,000		491	956		972	972		3,543
ALLL Balances, Individually evaluated for impairment	1			1			380
ALLL Balances, Collectively evaluated for impairment	661			661			576		972
ALLL Balances, Ending balance	662		313	662		313	956		972
Loan Balances, Individually evaluated for impairment	28	[1]		28	[1]		402	[1],[2]	72	[2]
Loan Balances, Collectively evaluated for impairment	15,884	[1]		15,884	[1]		15,681	[1],[2]	7,531	[2]
Loan Balances, Ending balance	15,912	[1],[3]		15,912	[1],[3]		16,083	[1],[3]
Provision charged to expense	(13)		(201)	12		(688)	162		(2,139)
Losses charged off	(380)			(380)			(237)		(517)
Recoveries	55		23	74		29
Balance	662		313	662		313	956		972
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	214		158	223		226	226		638
ALLL Balances, Individually evaluated for impairment	5			5			2		45
ALLL Balances, Collectively evaluated for impairment	203			203			221		181
ALLL Balances, Ending balance	208		160	208		160	223		226
Loan Balances, Individually evaluated for impairment	11	[1]		11	[1]		32	[1],[2]	119	[2]
Loan Balances, Collectively evaluated for impairment	4,985	[1]		4,985	[1]		5,786	[1],[2]	7,896	[2]
Loan Balances, Ending balance	4,996	[1],[3]		4,996	[1],[3]		5,818	[1],[3]
Provision charged to expense	27		30	20		34	192		(127)
Losses charged off	(49)		(50)	(76)		(145)	(269)		(409)
Recoveries	16		22	41		45
Balance	$ 208		$ 160	$ 208		$ 160	$ 223		$ 226

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[3]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.